DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
DERIVATIVE FINANCIAL INSTRUMENTS
Schedule of fair values of derivatives included in the consolidated balance sheets

	Consolidated balance
	sheets location	As of December 31, 2019

Interest rate swap contracts (not designated as hedging instruments)	Accrued expenses and other payables	351
Interest rate swap contracts (not designated as hedging instruments)	Other long-term liabilities	10,408

Schedule of location in the consolidated statements of operations and the amount of realized and unrealized gains (losses) recognized for the derivative contracts not designated as hedging instruments

	Consolidated
	statements of	Years ended December 31,
	operations location	2018	2019	2020

Interest rate swap contracts (not designated as hedging instruments) — realized loss	Interest expenses	(75)	(1,652)	(19,814)
Interest rate swap contracts (not designated as hedging instruments) — unrealized (loss) gain	Interest expenses	156	(10,606)	10,039

		81	(12,258)	(9,775)